Financial Instruments (Details) - Schedule of exchange rate sensitivity analysis $ in Thousands	12 Months Ended
Dec. 31, 2022 MXN ($)
Schedule Of Exchange Rate Sensitivity Analysis Abstract
Impact on net income	$ 19,490